Lincoln Benefit Life Company

Lincoln Benefit Life Variable Life Account

Supplement, dated February 13, 2009 to

Consultant Variable Universal Life Prospectus

dated May 1, 2008

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable life policies ("Policies") issued by Lincoln Benefit Life Company.

We have received notice that the Board of Trustees ("Board") of Premier VIT has approved the liquidation, on or about April 24, 2009, of the Premier VIT OpCap Balanced Portfolio (“Portfolio”).

Due to the liquidation of the Portfolio, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Premier VIT OpCap Balanced Sub-Account ("Sub-Account") on or after April 24, 2009.

As the Sub-Account will no longer be offered as an investment option, you may wish to transfer, prior to April 24, 2009, some or all of your Policy Value in the Sub-Account to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any value remaining in the Sub-Account will be transferred automatically, as of April 24, 2009, to the Fidelity VIP Money Market - Initial Class Sub-Account, an investment option already available under your Policy.

If you currently allocate Policy Value to the Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, any allocations to the Sub-Account will be automatically allocated, as of April 24, 2009, to the Fidelity VIP Money Market - Initial Class Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Fidelity VIP Money Market - Initial Class Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-865-5237.

If your Policy Value in the Sub-Account is transferred automatically to the Fidelity VIP Money Market - Initial Class Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity VIP Money Market - Initial Class Sub-Account to any other investment option(s) available under your Contract. Such transfer is not subject to a transfer fee.

Attached, as Appendix A, is a list of the Portfolios currently available under your Policy.

Please keep this supplement for future reference together with your prospectus.

Appendix A

The Consultant Variable Universal Life Prospectus policies offer a variety of Investment Options. Below is a listing of the Portfolios currently available. Also included is the investment objective for each Portfolio.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

Portfolios

Portfolio	Investment Objective
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund - Series I	Long-term growth of capital
The Alger American Fund
Alger American Capital Appreciation Portfolio - Class O	Long-term capital appreciation
Alger American LargeCap Growth Portfolio - Class O	Long-term capital appreciation
Alger American Income & Growth Portfolio - Class O	To provide a high level of dividend income. Its secondary goal is to provide capital appreciation
Alger American MidCap Growth Portfolio - Class O	Long-term capital appreciation
Alger American SmallCap Growth Portfolio - Class O	Long-term capital appreciation
DWS Variable Series I
DWS Bond VIP - Class A	To maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation
DWS Global Opportunities VIP - Class A	Above-average capital appreciation over the long term
DWS Growth & Income VIP - Class A	Long-term growth of capital, current income and growth of income
DWS International VIP - Class A	Long-term growth of capital primarily through diversified holdings of marketable foreign equity investments
DWS Variable Series II
DWS Balanced VIP - Class A	High total return, a combination of income and capital appreciation
Federated Insurance Series
Federated Capital Income Fund II	High current income and moderate capital appreciation
Federated Fund for U.S. Government Securities II	Current income
Federated High Income Bond Fund II	High current income
Fidelity® Variable Insurance Products
Fidelity VIP Asset ManagerSM Portfolio - Initial Class	To obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Fidelity VIP Contrafund® Portfolio - Initial Class	Long-term capital appreciation
Fidelity VIP Equity-Income Portfolio - Initial Class

Reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®)

Fidelity VIP Growth Portfolio - Initial Class	To achieve capital appreciation

Fidelity VIP Index 500 Portfolio - Initial Class	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®
Fidelity VIP Money Market Portfolio - Initial Class	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity VIP Overseas Portfolio - Initial Class	Long-term growth of capital
Janus Aspen Series
Janus Aspen Series Balanced Portfolio - Institutional Shares	Long-term capital growth, consistent with preservation of capital and balanced by current income
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	To obtain maximum total return, consistent with preservation of capital
Janus Aspen Series International Growth Portfolio – Service Shares	Long-term growth of capital
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Long-term growth of capital in a manner consistent with the preservation of capital
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Long-term growth of capital in a manner consistent with the preservation of capital
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Investors Portfolio - Class I	Long-term growth of capital with current income as a secondary objective
MFS® Variable Insurance TrustSM
MFS Growth Series - Initial Class	Capital appreciation
MFS Investors Trust Series - Initial Class	Capital appreciation
MFS New Discovery Series - Service Class	Capital appreciation
MFS Research Series - Initial Class	Capital appreciation
MFS Total Return Series - Initial Class	Total return
Oppenheimer Variable Account Funds
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	Capital appreciation
Premier VIT
Premier VIT NACM Small Cap Portfolio	Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2.2 billion at time of purchase.
PIMCO Variable Insurance Trust
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management
PIMCO VIT Total Return Portfolio - Administrative Shares	Maximum total return, consistent with preservation of capital and prudent investment management
Putnam Variable Trust
Putnam VT International Growth and Income Fund - Class IB	Capital growth. Current income is a secondary objective
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio - I	Substantial dividend income as well as long-term growth of capital
T. Rowe Price New America Growth Portfolio - I	Long-term growth of capital
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio - I	Long-term growth of capital

The Universal Institutional Funds, Inc.
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Van Kampen Life Investment Trust
Van Kampen LIT Growth and Income Portfolio, Class II	Long-term growth of capital and income
Van Kampen LIT Mid Cap Growth Portfolio, Class II	Capital growth
Wells Fargo Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund	Long-term capital appreciation
Wells Fargo Advantage VT Opportunity FundSM	Long-term capital appreciation